Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($)		Taxes	Royalties	Fees	Infrastructure	Comm. Social Resp.	Total Payments
Total	[1]	$ 15,165,000	$ 17,523,283	$ 3,849,580	$ 71,739	$ 122,067	$ 36,731,669
ARGENTINA | Federal Government [Member]
Total	[1]	11,945,113					11,945,113
ARGENTINA | State Government [Member]
Total	[1]	420,228				55,092	475,320
ARGENTINA | Municipal Government [Member]
Total	[1]	703					703
MALAYSIA | State Owned Enterprise [Member]
Total	[1]			2,325,869			2,325,869
INDONESIA | Central Government [Member]
Total	[1]			549,360			549,360
AUSTRALIA
Total	[1]	1,450,314		14,544			1,464,858
AUSTRALIA | State Government [Member]
Total	[1]		$ 17,523,283	959,579			18,482,862
AUSTRALIA | Local Government [Member]
Total	[1]	$ 1,348,642		$ 228	$ 71,739	$ 66,975	$ 1,487,584

[1]	All payments are reported in US Dollars. Payments relating to project in Argentina were made in Argentine Pesos, payments relating to project in Malaysia were made in US Dollars and Malaysian Ringgits, payments relating to project in Indonesia were made in US Dollars, and payments relating to the project in Australia were made in Australian Dollars. Such payments made in currencies other than in US Dollars have been converted to US Dollars using the exchange rates as of December 31, 2025.